INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Israel statutory tax rate		$ 7,927	$ 765
Share-based compensation	$ 2,857
Changes in valuation allowances	(53,919)
Tax credits		(1,629)	(334)
Preferred technological enterprise	(4,471)
Others	859	625	571
Effective tax rate	$ (59,425)	$ 2,094	$ 5,203
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israel statutory tax rate	23.00%	23.00%	23.00%
Statutory tax rate difference between	21.00%
Share-based compensation	4.80%
Changes in valuation allowances	(90.90%)
Tax credits		(5.00%)	(10.00%)
Preferred technological enterprise	(7.50%)
Others	1.40%	2.00%	17.00%
Effective tax rate	(100.20%)	6.00%	156.00%
ISRAEL
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Israel statutory tax rate	$ 13,643
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Israel statutory tax rate	23.00%
UNITED STATES
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference between	$ (327)
Share-based compensation	(3,979)
Changes in valuation allowances	(7,255)
Others	$ 768
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference between	(0.60%)
Share-based compensation	(6.70%)
Changes in valuation allowances	(12.20%)
Others	1.30%
UNITED KINGDOM
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference between	$ 152
Changes in valuation allowances	(2,204)
Tax credits	(2,046)
Others	$ 247
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference between	0.30%
Changes in valuation allowances	(3.70%)
Tax credits	(3.40%)
Others	0.40%
AUSTRALIA
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference between	$ 239
Changes in valuation allowances	(2,215)
Others	$ 526
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference between	0.40%
Changes in valuation allowances	(3.70%)
Others	0.90%
POLAND
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference between	$ (90)
Changes in valuation allowances	(989)
Tax credits	(1,040)
Others	$ 137
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference between	(0.20%)
Changes in valuation allowances	(1.70%)
Tax credits	(1.80%)
Others	0.20%
Other Foreign Jurisdictions [Member]
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory tax rate difference between	$ (318)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate difference between	(0.50%)